Submission	Nov. 06, 2025
Submission [Line Items]
Central Index Key	0001040470
Registrant Name	AEHR TEST SYSTEMS
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Aehr Test Systems